RELATED PARTY TRANSACTIONS COMMERICAL AGREEMENTS (Details)										12 Months Ended
	Nov. 01, 2016 bbl / d	Aug. 31, 2016 bbl / d renewal bbl	May 15, 2015 renewal	May 14, 2015 bbl / d	Dec. 11, 2014 bbl / d renewal bbl	Oct. 01, 2014 bbl / d	Sep. 30, 2014 renewal	May 14, 2014 bbl / d renewal	Sep. 01, 2011	Dec. 31, 2016 renewal
Related Party Transaction [Line Items]
Term of Renewal										5 years
Number of Contract Renewals | renewal										2
Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal		5 years
Number of Contract Renewals | renewal		2
Delaware City Products Pipeline - Magellan [Domain]
Related Party Transaction [Line Items]
Term of Agreement	2 years 5 months
Delaware City Products Pipeline - Magellan [Domain] | PBF Holding [Member] | Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement	14,500
Torrance Valley Pipeline - Belridge Tanks [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement		770,000
Torrance Valley Pipeline - Emidio Tanks [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement		900,000
Torrance Valley Pipeline - Midway Tank [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Maximum Storage Capacity | bbl		55,000
Torrance Valley Pipeline - South [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement		70,000
Delaware City Products Pipeline [Member] | PBF Holding [Member] | Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement				50,000
DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal								5 years
Term of Agreement								7 years 8 months
Number of Contract Renewals | renewal								2
Delaware City Rail Unloading Terminal [Member] | After September 30, 2014 [Member] | PBF Holding [Member] | DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement								85,000
Toledo Truck Unloading Terminal [Member] | Beginning August 1, 2014 [Member] | PBF Holding [Member] | Toledo Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement								5,500
Delaware City West Heavy Crude Unloading Rack [Member] | PBF Holding [Member] | West Ladder Rack Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement						40,000
Toledo Tank Farm [Member] | PBF Holding [Member] | Toledo Tank Farm Storage and Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement					4,400
Oil And Gas Plant, Maximum Storage Capacity | bbl					3,849,271
Toledo Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal								5 years
Term of Agreement								7 years 8 months
Number of Contract Renewals | renewal								2
Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal			5 years
Term of Agreement			10 years 8 months
Number of Contract Renewals | renewal			2
West Ladder Rack Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal							5 years
Term of Agreement							7 years 3 months
Number of Contract Renewals | renewal							2
Toledo Tank Farm Storage and Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal					5 years
Term of Agreement					10 years
Number of Contract Renewals | renewal					2
Delaware Truck Loading Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal			5 years
Term of Agreement			10 years 8 months
Number of Contract Renewals | renewal			2
Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement		10 years
Torrance Valley Pipeline - North [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement		50,000
Paulsboro Natural Gas Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement									15 years
LPGs [Member] | Delaware City Truck Rack [Member] | PBF Holding [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement				5,000
Refined Clean Product [Member] | Delaware City Truck Rack [Member] | PBF Holding [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement				30,000
Minimum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement										3 months
Maximum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement										5 years